Note 5 - Due To Related Parties	12 Months Ended
Jul. 31, 2016
Notes
Note 5 - Due To Related Parties

NOTE 5 – DUE TO RELATED PARTIES

At July 31, 2016, the Company is indebted to three directors of the Company for $1,050 (2015 - $250) for expenditures incurred on behalf of the Company.  The amount is unsecured, non-interest bearing and due on demand.